DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
February 28, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.7%
Communication Services
— 6.0%
Capcom Co. Ltd.
41,800 961,723
KDDI Corp.
347,530 5,944,050
Konami Group Corp.
11,877 1,584,208
LY Corp.
324,328 807,886
Nexon Co. Ltd.
43,464 924,304
Nintendo Co. Ltd.
130,069 7,491,888
NTT, Inc.
3,556,500 3,491,253
SoftBank Corp.
3,399,600 4,654,273
SoftBank Group Corp.
440,484 11,533,564
Toho Co. Ltd. (a)
59,950 600,786
(Cost $31,241,163)
37,993,935
Consumer Discretionary
— 15.7%
Aisin Corp.
57,841 1,029,482
Asics Corp.
82,313 2,526,869
Bandai Namco Holdings, Inc.
69,321 1,883,894
Bridgestone Corp.
136,214 3,311,039
Denso Corp.
206,140 2,970,032
Fast Retailing Co. Ltd.
22,643 10,008,941
Honda Motor Co. Ltd.
434,535 4,408,931
Isuzu Motors Ltd.
64,398 1,203,506
Nissan Motor Co. Ltd. *
270,147 749,385
Nitori Holdings Co. Ltd.
47,635 954,134
Oriental Land Co. Ltd.
127,325 2,295,951
Pan Pacific International
Holdings Corp.
221,000 1,471,777
Panasonic Holdings Corp.
274,244 4,455,269
Rakuten Group, Inc. *
180,739 958,409
Ryohin Keikaku Co. Ltd.
60,500 1,393,516
Sanrio Co. Ltd. (a)
21,000 769,993
Sekisui House Ltd. (a)
69,587 1,704,862
Shimano, Inc.
8,884 953,452
Sony Group Corp.
728,265 16,988,886
Subaru Corp.
68,708 1,305,173
Sumitomo Electric Industries
Ltd.
84,213 5,594,787
Suzuki Motor Corp.
185,156 2,810,568
Toyota Motor Corp.
1,121,065 27,458,609
Yamaha Motor Co. Ltd.
111,080 884,144
Zensho Holdings Co. Ltd.
11,200 712,098
ZOZO, Inc.
49,695 362,454
(Cost $78,753,653)
99,166,161
Consumer Staples — 4.1%
Aeon Co. Ltd.
264,106 3,765,453
Ajinomoto Co., Inc.
106,202 3,378,552
Asahi Group Holdings Ltd.
180,842 1,968,053
Japan Tobacco, Inc.
142,689 5,470,362
Kao Corp.
53,484 2,285,738
Kikkoman Corp. (a)
80,762 775,737
Number
of Shares Value $
Kirin Holdings Co. Ltd.
92,489 1,603,225
MatsukiyoCocokara & Co.
37,900 628,330
Seven & i Holdings Co. Ltd. (a)
244,606 3,438,878
Shiseido Co. Ltd.
48,571 1,026,378
Suntory Beverage & Food Ltd.
15,934 501,697
Tsuruha Holdings, Inc. (a)
27,600 463,932
Unicharm Corp.
128,022 876,762
(Cost $23,276,272)
26,183,097
Energy — 1.0%
ENEOS Holdings, Inc.
320,237 3,051,341
Idemitsu Kosan Co. Ltd.
89,767 857,059
Inpex Corp.
104,044 2,531,727
(Cost $3,885,369)
6,440,127
Financials — 17.2%
Chiba Bank Ltd.
67,660 1,008,195
Dai-ichi Life Holdings, Inc.
418,476 4,317,003
Daiwa Securities Group, Inc.
157,444 1,659,481
Japan Exchange Group, Inc.
116,230 1,589,403
Japan Post Bank Co. Ltd.
211,225 4,140,235
Japan Post Holdings Co. Ltd.
210,670 2,746,609
Japan Post Insurance Co. Ltd.
22,500 735,088
Mitsubishi HC Capital, Inc.
105,116 1,019,086
Mitsubishi UFJ Financial Group,
Inc.
1,334,942 25,375,566
Mizuho Financial Group, Inc.
294,052 13,465,027
MS&AD Insurance Group
Holdings, Inc.
152,467 4,272,376
Nomura Holdings, Inc.
354,677 3,298,872
ORIX Corp.
138,283 4,908,287
Resona Holdings, Inc.
246,276 3,012,905
SBI Holdings, Inc.
65,598 1,407,187
Sompo Holdings, Inc.
104,825 4,191,926
Sony Financial Group, Inc. *
703,365 720,187
Sumitomo Mitsui Financial
Group, Inc.
433,316 16,640,067
Sumitomo Mitsui Trust Holdings,
Inc.
75,524 2,651,670
T&D Holdings, Inc.
54,149 1,461,172
Tokio Marine Holdings, Inc.
217,513 9,091,073
Yokohama Financial Group, Inc.
122,838 1,329,339
(Cost $65,042,900)
109,040,754
Health Care — 6.2%
Astellas Pharma, Inc.
213,635 3,558,873
Chugai Pharmaceutical Co. Ltd.
79,035 5,291,268
Daiichi Sankyo Co. Ltd.
211,471 4,149,119
Eisai Co. Ltd.
31,312 1,050,851
Hoya Corp.
40,101 7,258,059
Kyowa Kirin Co. Ltd.
27,660 510,992
M3, Inc. (a)
49,584 545,483
Olympus Corp.
132,276 1,294,258
Otsuka Holdings Co. Ltd.
51,600 3,538,796

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Shionogi & Co. Ltd.
88,624 2,079,329
Sysmex Corp.
60,732 572,455
Takeda Pharmaceutical Co. Ltd.
188,223 7,013,541
Terumo Corp.
157,904 2,133,496
(Cost $35,026,272)
38,996,520
Industrials — 26.2%
AGC, Inc.
23,562 1,045,591
ANA Holdings, Inc.
19,618 427,497
Central Japan Railway Co.
91,660 2,704,635
Dai Nippon Printing Co. Ltd.
46,458 966,852
Daifuku Co. Ltd.
37,602 1,558,353
Daikin Industries Ltd.
31,148 3,972,160
East Japan Railway Co.
113,855 2,814,205
Ebara Corp.
54,100 1,919,907
FANUC Corp.
110,345 5,025,992
Fuji Electric Co. Ltd.
16,994 1,513,697
Fujikura Ltd.
29,900 5,124,538
Hankyu Hanshin Holdings, Inc.
29,167 850,739
Hikari Tsushin, Inc.
2,152 609,227
Hitachi Ltd.
541,710 18,128,111
IHI Corp.
121,900 3,358,856
ITOCHU Corp.
703,595 10,227,392
Japan Airlines Co. Ltd.
17,254 356,648
Kajima Corp.
50,576 2,313,027
Kawasaki Heavy Industries Ltd.
18,100 2,115,810
Kawasaki Kisen Kaisha Ltd.
42,700 687,126
Komatsu Ltd.
112,137 5,409,202
Kubota Corp.
114,063 2,319,752
Makita Corp.
26,303 1,019,849
Marubeni Corp.
167,687 6,451,276
MINEBEA MITSUMI, Inc.
43,931 946,332
Mitsubishi Corp.
381,573 12,925,567
Mitsubishi Electric Corp.
224,426 8,609,715
Mitsubishi Heavy Industries Ltd.
379,720 12,191,695
Mitsui & Co. Ltd.
291,442 10,958,585
Mitsui OSK Lines Ltd.
41,200 1,529,649
MonotaRO Co. Ltd.
31,400 418,325
Nidec Corp.
99,580 1,569,916
Nippon Yusen KK
48,536 1,668,682
Obayashi Corp.
76,118 2,152,448
Recruit Holdings Co. Ltd.
165,791 7,289,220
Secom Co. Ltd.
47,044 1,818,920
Seibu Holdings, Inc.
23,900 710,121
Sekisui Chemical Co. Ltd.
44,452 867,891
Shimizu Corp.
57,600 1,288,360
SMC Corp.
6,905 3,334,775
Sumitomo Corp.
128,873 5,498,548
Taisei Corp.
17,052 2,220,969
Tokyu Corp.
57,522 735,762
TOPPAN Holdings, Inc.
27,039 928,916
Toyota Industries Corp. (a)
19,399 2,512,994
Number
of Shares Value $
Toyota Tsusho Corp.
81,093 3,628,712
West Japan Railway Co.
47,258 1,014,973
(Cost $104,556,648)
165,741,517
Information Technology
— 14.1%
Advantest Corp.
90,781 15,608,298
Canon, Inc.
102,297 3,119,382
Disco Corp.
10,910 5,274,581
FUJIFILM Holdings Corp.
130,771 2,716,493
Fujitsu Ltd.
208,754 4,796,269
Ibiden Co. Ltd.
28,500 1,740,496
Keyence Corp.
22,998 9,728,479
Kioxia Holdings Corp. *
22,400 3,042,321
Kyocera Corp.
151,532 2,681,514
Lasertec Corp.
9,483 2,043,978
Murata Manufacturing Co. Ltd.
197,635 5,198,889
NEC Corp.
153,765 4,267,394
Nomura Research Institute Ltd.
43,622 1,219,846
Obic Co. Ltd.
37,835 1,017,558
Oracle Corp.
4,972 300,297
Otsuka Corp.
27,820 560,978
Renesas Electronics Corp.
208,824 3,970,150
SCREEN Holdings Co. Ltd.
9,800 1,438,639
Shimadzu Corp.
27,436 765,815
TDK Corp.
229,420 3,561,802
TIS, Inc.
24,200 499,605
Tokyo Electron Ltd.
52,964 14,926,172
Yokogawa Electric Corp.
27,279 1,090,880
(Cost $62,030,465)
89,569,836
Materials — 3.6%
Asahi Kasei Corp.
154,484 1,824,645
JFE Holdings, Inc.
66,225 933,168
JX Advanced Metals Corp.
65,100 1,733,749
Mitsubishi Chemical Group
Corp.
145,596 1,081,959
Nippon Paint Holdings Co. Ltd.
113,815 843,236
Nippon Sanso Holdings Corp.
20,780 797,455
Nippon Steel Corp.
572,385 2,331,104
Nitto Denko Corp.
80,455 1,873,754
Shin-Etsu Chemical Co. Ltd.
198,960 7,858,261
Sumitomo Metal Mining Co. Ltd.
29,259 2,365,414
Toray Industries, Inc.
164,596 1,412,344
(Cost $17,552,629)
23,055,089
Real Estate — 2.5%
Daito Trust Construction Co. Ltd.
33,655 775,833
Daiwa House Industry Co. Ltd.
65,517 2,367,448
Hulic Co. Ltd.
53,310 706,294
Mitsubishi Estate Co. Ltd.
125,724 4,249,168
Mitsui Fudosan Co. Ltd.
312,527 4,215,657
Nippon Building Fund, Inc. REIT
902 839,244

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Sumitomo Realty &
Development Co. Ltd.
72,700 2,461,740
(Cost $10,657,673)
15,615,384
Utilities — 1.1%
Chubu Electric Power Co., Inc.
80,920 1,366,673
Kansai Electric Power Co., Inc.
112,838 2,039,777
Osaka Gas Co. Ltd.
41,789 1,743,650
Tokyo Gas Co. Ltd.
37,465 1,836,724
(Cost $4,793,249)
6,986,824
TOTAL COMMON STOCKS
(Cost $436,816,293)
618,789,244
EXCHANGE-TRADED FUNDS
— 0.5%
iShares Currency Hedged MSCI
Japan ETF (a)
(Cost $2,580,126)
50,000 3,020,500
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 1.2%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(b)(c)
(Cost $7,649,753)
7,649,753 7,649,753
CASH EQUIVALENTS — 1.6%
DWS Government Money Market
Series "Institutional Shares",
3.62% (b)
(Cost $10,311,098)
10,311,098 10,311,098
TOTAL INVESTMENTS
— 101.0%
(Cost $457,357,270)
639,770,595
Other assets and liabilities,
net — (1.0%)
(6,325,007)
NET ASSETS — 100.0%
633,445,588
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
SECURITIES LENDING COLLATERAL — 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (b)(c)
4,866,100 2,783,653 (d) — — — 24,844 — 7,649,753 7,649,753
CASH EQUIVALENTS — 1.6%
DWS Government Money Market Series "Institutional Shares", 3.62% (b)
4,747,890 40,933,152 (35,369,944) — — 206,950 — 10,311,098 10,311,098
9,613,990 43,716,805 (35,369,944) — — 231,794 — 17,960,851 17,960,851

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
ColumnBreak
Hidden Row
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $6,824,881, which is 1.1% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
REIT: Real Estate Investment Trust
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
MSCI Japan Index
USD 13 1,421,810 1,612,520 3/20/2026 190,710
Nikkei 225 Index
JPY 4 1,295,849 1,513,784 3/12/2026 217,935
TOPIX Index
JPY 32 7,252,977 8,103,224 3/12/2026 850,247
Total unrealized appreciation
1,258,892
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Morgan Stanley Capital
3/3/2026 JPY 78,082,008,550 USD 507,377,194 7,246,469 —
Morgan Stanley Capital
3/3/2026 JPY 2,640,513,000 USD 17,148,554 235,545 —
Morgan Stanley Capital
3/3/2026 JPY 1,494,861,500 USD 9,682,181 107,297 —
Morgan Stanley Capital
3/3/2026 JPY 747,430,800 USD 4,765,687 — (21,755)
Morgan Stanley Capital
3/3/2026 JPY 747,430,800 USD 4,850,774 63,332 —
Morgan Stanley Capital
3/3/2026 JPY 747,430,800 USD 4,882,098 94,655 —
The Bank of New York Mellon
3/3/2026 JPY 1,494,861,500 USD 9,594,328 19,444 —
The Bank of New York Mellon
3/3/2026 JPY 747,430,800 USD 4,787,574 132 —
Morgan Stanley Capital
3/3/2026 USD 555,336,863 JPY 86,701,967,750 6,407 —
Morgan Stanley Capital
4/2/2026 JPY 86,701,967,750 USD 556,777,620 — (63,687)
RBC Capital Markets
4/2/2026 JPY 9,340,566,000 USD 59,981,285 — (8,276)
Total unrealized appreciation (depreciation)
7,773,281 (93,718)
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Japan Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBJP-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 618,789,244 $ — $ — $ 618,789,244
Exchange-Traded Funds
3,020,500 — — 3,020,500
Short-Term Investments (a)
17,960,851 — — 17,960,851
Derivatives (b)
Forward Foreign Currency Contracts
— 7,773,281 — 7,773,281
Futures Contracts
1,258,892 — — 1,258,892
TOTAL
$ 641,029,487 $ 7,773,281 $ — $ 648,802,768
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (93,718) $ — $ (93,718)
TOTAL
$ — $ (93,718) $ — $ (93,718)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.